Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary compensation table total for (PEO)(1)	Compensation actually paid to PEO(2)	Average summary compensation table total for non-PEO NEOs(3)	Average compensation average actually paid to non-PEO NEOs(4)	Value of initial fixed $100 investment based on Total Shareholder Return (TSR) (5)	Net (Loss) Income(6)
2025	$1,036,948	$1,183,466	$398,837	$407,166	$89.84	$(91,000)
2024	$1,198,577	$2,028,516	$408,859	$601,982	$149.66	$(326,000)

(1)	The amounts of total compensation reported for Mr. Dellovo, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(2)	The amounts represent the executive compensation actually paid to Mr. Dellovo as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid to Mr. Dellovo during the applicable fiscal year. See the table directly below these footnotes for calculation.

(3)	The amounts reported represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The non-PEO NEOs include Gary Levine, CFO, Treasurer and Secretary, Gary Southwell, Vice President and General Manager of High Performance Products (HPP), and Mike Newbanks, Vice President of Finance and CAO.

(4)	The amounts reported represent the average amount of executive compensation actually paid for the non-PEO NEOs as a group as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. See the table directly below these footnotes for calculation.

(5)	Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price as the end and the beginning of the measurement period by the Company’s share price as the beginning of the measurement period.

(6)	Net loss is the amount of net loss reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)	The amounts of total compensation reported for Mr. Dellovo, our PEO, for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.
(3)	The amounts reported represent the average of the amounts reported for the Company’s non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The non-PEO NEOs include Gary Levine, CFO, Treasurer and Secretary, Gary Southwell, Vice President and General Manager of High Performance Products (HPP), and Mike Newbanks, Vice President of Finance and CAO.

PEO Total Compensation Amount	$ 1,036,948	$ 1,198,577
PEO Actually Paid Compensation Amount	$ 1,183,466	2,028,516
Adjustment To PEO Compensation, Footnote
(2)	The amounts represent the executive compensation actually paid to Mr. Dellovo as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual compensation earned or paid to Mr. Dellovo during the applicable fiscal year. See the table directly below these footnotes for calculation.

	PEO		Average for Non-PEO NEO’s
	2025	2024	2025	2024
Total from Summary Compensation Total (SCT)	$1,036,948	$1,198,577	$398,837	$408,859
Less the amounts or average amounts reported under the Stock Awards column in the SCT	$(431,200)	$(637,000)	$(164,093)	$(194,133)
Plus year-end value of stock grants awarded in the applicable fiscal year that are unvested and outstanding as of the end of the applicable fiscal year	$404,250	$909,300	$150,150	$277,120
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the applicable fiscal year	$(153,360)	$447,320	$(39,360)	$91,160
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the applicable fiscal year	$231,235	$28,075	$45,648	$5,340
Add dividends paid in fiscal year	$95,593	$82,244	$15,984	$13,637
Equals compensation actually paid in fiscal year	$1,183,466	$2,028,516	$407,166	$601,982

Non-PEO NEO Average Total Compensation Amount	$ 398,837	408,859
Non-PEO NEO Average Compensation Actually Paid Amount	$ 407,166	601,982
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts reported represent the average amount of executive compensation actually paid for the non-PEO NEOs as a group as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs as a group during the applicable fiscal year. See the table directly below these footnotes for calculation.

	PEO		Average for Non-PEO NEO’s
	2025	2024	2025	2024
Total from Summary Compensation Total (SCT)	$1,036,948	$1,198,577	$398,837	$408,859
Less the amounts or average amounts reported under the Stock Awards column in the SCT	$(431,200)	$(637,000)	$(164,093)	$(194,133)
Plus year-end value of stock grants awarded in the applicable fiscal year that are unvested and outstanding as of the end of the applicable fiscal year	$404,250	$909,300	$150,150	$277,120
Plus the change in fair value of prior year awards that are outstanding and unvested as of the end of the applicable fiscal year	$(153,360)	$447,320	$(39,360)	$91,160
Plus the change in fair value as of the vesting date of prior year awards that vested at the end of or during the applicable fiscal year	$231,235	$28,075	$45,648	$5,340
Add dividends paid in fiscal year	$95,593	$82,244	$15,984	$13,637
Equals compensation actually paid in fiscal year	$1,183,466	$2,028,516	$407,166	$601,982

Total Shareholder Return Amount	$ 89.84	149.66
Net Income (Loss)	$ (91,000)	(326,000)
PEO Name	Mr. Dellovo
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (431,200)	(637,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	404,250	909,300
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(153,360)	447,320
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	231,235	28,075
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,593	82,244
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(164,093)	(194,133)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	150,150	277,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,360)	91,160
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,648	5,340
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,984	$ 13,637